Inventories (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories are summarized as follows (in thousands):
	December 31, 2025	September 30, 2025
Food, treats and supplements	$697	$1,536
Inventory packaging and supplies	621	542
Total (1)	$1,318	$2,078

Inventories are summarized as follows (in thousands):

	Year Ended September 30,
	2025	2024
Food, treats and supplements	$1,536	$3,369
Inventory packaging and supplies	542	—
Total	$2,078	$3,369

(1)	Inventories as of September 30, 2025 reflect only the continuing operations. Inventories as of September 30, 2024 include amounts related to SRX Canada, which was not classified as discontinued operations at that date. Inventory associated with SRX Canada as of September 30, 2025 is included within “assets of discontinued operations” on the consolidated balance sheet. See Note 19 – Discontinued operations for further information.